UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 21.3%
Hotels Restaurants & Leisure 5.1%
Burger King Holdings, Inc.*	153,400	2,416,050
Panera Bread Co. “A”* (a)	218,900	14,718,836
Station Casinos, Inc.	404,800	27,558,784
The Cheesecake Factory, Inc.*	830,850	22,391,407

		67,085,077
Household Durables 2.2%
Jarden Corp.* (a)	925,250	28,173,863
Specialty Retail 5.5%
Chico’s FAS, Inc.*	1,023,100	27,603,238
Guess?, Inc.*	291,500	12,170,125
Urban Outfitters, Inc.*	1,863,500	32,592,615

		72,365,978
Textiles, Apparel & Luxury Goods 8.5%
Coach, Inc.*	1,354,800	40,508,520
Polo Ralph Lauren Corp. (a)	812,500	44,606,250
Quicksilver, Inc.*	2,090,700	25,464,726

		110,579,496
Consumer Staples 1.4%
Personal Products
Herbalife Ltd.*	447,100	17,839,290
Energy 11.0%
Energy Equipment & Services 4.6%
BJ Services Co.	417,000	15,537,420
Noble Corp.	374,200	27,847,964
Rowan Companies, Inc.	492,400	17,524,516

		60,909,900
Oil, Gas & Consumable Fuels 6.4%
Aventine Renewable Energy Holdings, Inc.*	50,600	1,968,340
Peabody Energy Corp.	527,000	29,380,250
Southwestern Energy Co.*	479,500	14,941,220
Ultra Petroleum Corp.*	622,200	36,877,794

		83,167,604
Financials 11.3%
Capital Markets 9.4%
Affiliated Managers Group, Inc.* (a)	478,600	41,585,554
E*TRADE Financial Corp.*	1,837,300	41,927,186
Jefferies Group, Inc.	577,800	17,120,214
Nuveen Investments “A” (a)	500,100	21,529,305

		122,162,259
Diversified Financial Services 1.9%
Nasdaq Stock Market, Inc.*	849,400	25,397,060
Health Care 19.8%

Biotechnology 4.3%
Celgene Corp.* (a)	712,200	33,779,646
Genzyme Corp.*	358,900	21,910,845

		55,690,491
Health Care Equipment & Supplies 4.7%
C.R. Bard, Inc.	184,400	13,509,144
Hologic, Inc.* (a)	324,000	15,992,640
Mentor Corp.	465,200	20,236,200
The Cooper Companies, Inc. (a)	264,600	11,719,134

		61,457,118
Health Care Providers & Services 6.7%
AMERIGROUP Corp.*	1,451,200	45,045,248
DaVita, Inc.* (a)	390,700	19,417,790
Omnicare, Inc.	478,800	22,704,696

		87,167,734
Health Care Technology 1.8%
Cerner Corp.* (a)	637,200	23,646,492
Life Sciences Tools & Services 2.3%
Fisher Scientific International, Inc.* (a)	415,500	30,352,275
Industrials 10.5%
Electrical Equipment 2.6%
Roper Industries, Inc.	744,600	34,810,050
Machinery 7.9%
Joy Global, Inc.	527,100	27,456,639
Oshkosh Truck Corp.	791,900	37,631,088
Terex Corp.*	383,400	37,841,580

		102,929,307
Information Technology 21.2%
Communications Equipment 1.5%
Comverse Technologies, Inc.*	972,800	19,232,256
Computers & Peripherals 1.8%
Network Appliance, Inc.* (a)	661,500	23,350,950
Electronic Equipment & Instruments 1.8%
Molex, Inc. “A”	843,300	24,228,009
Internet Software & Services 2.7%
Akamai Technologies, Inc.* (a)	981,500	35,520,485
IT Services 2.8%
Cognizant Technology Solutions Corp. “A”*	270,700	18,237,059
VeriFone Holdings, Inc.* (a)	594,400	18,117,312

		36,354,371
Semiconductors & Semiconductor Equipment 5.0%
Broadcom Corp. “A”*	848,100	25,485,405
MEMC Electronic Materials, Inc.* (a)	1,071,400	40,177,500

		65,662,905
Software 5.6%
Activision, Inc.*	1,929,466	21,957,323
NAVTEQ Corp.*	624,100	27,884,788
Salesforce.com, Inc.* (a)	884,300	23,575,438

		73,417,549
Telecommunication Services 1.5%
Wireless Telecommunication Services
NII Holdings, Inc.*	340,600	19,203,028

Total Common Stocks (Cost $1,006,311,634)		1,280,703,547

Securities Lending Collateral 16.9%
Daily Assets Fund Institutional, 5.1% (b) (c) (Cost $220,806,650)	220,806,650	220,806,650
Cash Equivalents 2.3%
Cash Management QP Trust, 5.07% (d) (Cost $30,899,809)	30,899,809	30,899,809
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,258,018,093)	117.2	1,532,410,006
Other Assets and Liabilities, Net	(17.2)	(225,436,139)

Net Assets	100.0	1,306,973,867

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $214,621,329 which is 16.4% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006